Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Leather and other raw materials	€ 27,006	€ 24,580
Goods in process	14,090	8,852
Finished goods	39,115	30,477
Total	€ 80,211	€ 63,909	€ 69,685	€ 84,227